Other prepaid expenses and current assets (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Advances to suppliers	$ 307,774	$ 54,594
Value-added tax recoverable	942,710	947,408
Deposits	416,609	361,747
Prepaid media expenses	809,389	1,135,043
Prepaid service fees	146,539	294,350
Receivable from third party for sale of non-core assets and subsidiaries (Refer to Note 5)	2,443,404	0
Other prepaid expenses	2,275,790	1,237,670
Prepaid Expense and Other Assets, Current	$ 7,342,215	$ 4,030,812